Condensed Consolidated Balance Sheets (Allied Integral United Inc) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Accounts receivable (net of allowances of $275,652 and $68,911 and $63,895 respectively)			$ 344,000
Total current assets		1,420,000	1,396,000
Right of use assets, net			152,000
Real estate, property and equipment, net			233,000
Other non-current assets			60,000
TOTAL ASSETS		3,020,000	2,482,000
Current liabilities:
Accounts payable		180,000	527,000
Accrued expenses		135,000	292,000
Lease liability, current			148,000
Total current liabilities		315,000	967,000
Long-term liabilities:
Lease liability, long-term			4,000
TOTAL LIABILITIES		315,000	979,000
Commitments and Contingencies (Note 7)
Allied Integral United, Inc. Deficit:
Preferred stock value
Common stock, $.01 par value, 100,000,000 shares authorized, 920,407 and 863,407 and 410,091 shares issued and outstanding at March 31, 2021 and December 31, 2020 and December 31, 2019 respectively		3,000	2,000
Additional paid-in capital		334,632,000	330,474,000
Accumulated deficit		(331,930,000)	(328,973,000)
Allied Integral United, Inc. Stockholders' deficit		2,705,000	1,503,000
Total deficit	$ (11,490,392)	(8,827,145)	(1,383,974)
TOTAL LIABILITIES AND DEFICIT		3,020,000	2,482,000
Allied Integral United Inc [Member]
Current assets:
Cash	696,915	780,262	2,900,207
Restricted cash	106,484	89,804	664,016
Accounts receivable (net of allowances of $275,652 and $68,911 and $63,895 respectively)	124,732	198,037	143,147
Prepaid expenses	173,182	179,496	102,632
Current assets held for sale (Notes 2 and 5)	283,843	393,307	2,156,754
Total current assets	1,385,156	1,640,906	5,966,756
Right of use assets, net	36,233,592	36,452,438	37,750,615
Real estate, property and equipment, net	9,185,545	8,853,284	9,110,860
Other non-current assets	600,336	448,580	155,078
Non-current assets held for sale (Notes 2 and 5)	5,446,214	8,396,215	20,142,668
TOTAL ASSETS	52,850,843	55,791,423	73,125,977
Current liabilities:
Accounts payable	5,258,883	4,688,385	2,785,255
Accrued expenses	1,169,363	1,097,362	1,462,921
Accrued interest	112,400	103,631	59,233
Current portion of long-term debt, net	4,905,648	1,623,375	1,441,862
Deferred revenue	165,191	367,122	44,400
Lease liability, current	944,038	790,126	641,584
Other current liabilities	1,682,725	1,635,123	47,760
Current liabilities related to assets held for sale (Notes 2 and 5)	2,747,484	5,339,003	6,789,459
Total current liabilities	16,985,732	15,644,127	13,272,474
Long-term liabilities:
Lease liability, long-term	37,389,303	37,617,081	38,413,645
Notes payable	894,231	639,883	632,301
Long-term debt, less current portion, net	3,657,691	4,810,673	4,628,309
Non-current liabilities related to assets held for sale (Notes 2 and 5)	5,414,278	5,906,804	17,563,222
TOTAL LIABILITIES	64,341,235	64,618,568	74,509,951
Commitments and Contingencies (Note 7)
Allied Integral United, Inc. Deficit:
Preferred stock value
Common stock, $.01 par value, 100,000,000 shares authorized, 920,407 and 863,407 and 410,091 shares issued and outstanding at March 31, 2021 and December 31, 2020 and December 31, 2019 respectively	9,204	8,634	4,101
Additional paid-in capital	32,178,036	28,795,324	16,160,914
Accumulated deficit	(52,064,820)	(45,522,908)	(22,798,067)
Allied Integral United, Inc. Stockholders' deficit	(19,784,070)	(16,626,813)	(6,546,387)
Non-controlling interest in subsidiaries	8,293,678	7,799,668	5,162,413
Total deficit	(11,490,392)	(8,827,145)	(1,383,974)
TOTAL LIABILITIES AND DEFICIT	52,850,843	55,791,423	73,125,977
Allied Integral United Inc [Member] | Series A Convertible Preferred Stock [Member]
Allied Integral United, Inc. Deficit:
Preferred stock value	$ 93,510	$ 92,137	$ 86,665